Property and equipment net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total property and equipment	$ 1,745,918	$ 1,591,615
Less: accumulated depreciation	(1,374,192)	(1,146,457)
Property and equipment, Total	371,726	445,158
Vehicle [Member]
Total property and equipment	87,215	81,573
Equipments [Member]
Total property and equipment	1,567,410	1,432,253
Computer and office equipment [Member]
Total property and equipment	80,222	67,434
Office furniture [Member]
Total property and equipment	$ 11,071	$ 10,355